Consolidated statements of financial position $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Non-current assets
Property, plant and equipment	¥ 76,316,000	¥ 88,062,000
Right-of-use assets	689,887,000	502,867,000
Intangible assets	61,005,000	69,091,000
Goodwill	19,640,000	0
Deferred tax assets	168,552,000	183,520,000
Prepayments	138,481,000	6,112,000
Interest in an equity-accounted investee	352,062,000
Non-current assets	1,505,943,000	849,652,000
Current assets
Other investments	102,968,000
Inventories	1,496,061,000	1,395,674,000
Trade and other receivables	824,725,000	729,889,000
Cash and cash equivalents	6,771,653,000	2,853,980,000
Restricted cash	3,680,000	7,056,000
Total current assets	9,199,087,000	4,986,599,000
Total assets	10,705,030,000	5,836,251,000
EQUITY
Share capital	92,000	69,000
Additional paid-in capital	8,289,160,000	162,373,000
Other reserves	928,005,000	625,984,000
Accumulated losses	(2,558,291,000)	(1,125,055,000)
(Deficit) / Equity attributable to equity shareholders of the Company	6,658,966,000	(336,629,000)
Non-controlling interests	(6,812,000)	13,583,000
Total (deficit) / equity	6,652,154,000	(323,046,000)
Non-current liabilities
Contract liabilities	59,947,000	74,226,000
Loans and borrowings	6,925,000	15,207,000
Lease liabilities	483,144,000	378,894,000
Deferred income	20,005,000
Redeemable shares with other preferential rights	0	2,381,327,000
Total non-current liabilities	570,021,000	2,849,654,000
Current liabilities
Loans and borrowings	13,669,000	401,182,000
Trade and other payables	2,809,182,000	2,419,795,000
Contract liabilities	266,919,000	218,287,000
Lease liabilities	321,268,000	224,080,000
Deferred income	6,060,000
Current taxation	65,757,000	46,299,000
Total current liabilities	3,482,855,000	3,309,643,000
Total liabilities	4,052,876,000	6,159,297,000
Total equity and liabilities	¥ 10,705,030,000	¥ 5,836,251,000